SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES FOR:

Invesco International Diversified Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and retain it for future reference.

Certain of the Underlying Funds in which the Fund invests are undergoing name and/or investment process changes, effective as further described below. In addition, the Fund is adding Invesco International Growth Focus ETF (effective June 23, 2025) and Invesco International Value Fund (effective on or about August 22, 2025) as Underlying Funds in which the Fund may invest.

Accordingly, effective June 23, 2025, the Fund’s Summary and Statutory Prospectuses are revised to reflect the following:

1.	The following information replaces the list of Underlying Funds under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses, and any and all references to the term “underlying funds” in the Summary and Statutory Prospectuses refer to the following:

◾	Invesco Developing Markets Fund

◾	Invesco EQV Emerging Markets All Cap Fund (to be renamed Invesco Emerging Markets ex‐China Fund effective on or about August 22, 2025)

◾	Invesco EQV International Equity Fund

◾	Invesco EQV International Small Company Fund (to be renamed Invesco International Small Company Fund effective on or about August 22, 2025)

◾	Invesco International Small-Mid Company Fund

◾	Invesco Oppenheimer International Growth Fund (to be renamed Invesco International Growth Fund effective on or about August 22, 2025)
◾	Invesco International Growth Focus ETF
◾	Invesco International Value Fund (effective on or about August 22, 2025)

2.	The following information replaces the first two sentences of the first paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and the first two sentences of the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:

The Fund is a special type of mutual fund known as a “fund of funds” because it primarily invests in underlying open-end funds advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs) advised by Invesco Capital Management LLC (Invesco Capital). Those funds are referred to as the “underlying funds.” Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.

3.	The following information regarding International Growth Focus ETF and Invesco International Value Fund is added to the “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” and “ – More Information About the Underlying Funds” sections in the Statutory Prospectus:

Invesco International Growth Focus ETF invests mainly in equity securities of issuers that are domiciled or have their primary operations outside of the United States and that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

Invesco International Value Fund invests mainly in equity securities of companies throughout the world, including the United States, that the portfolio managers consider to be undervalued. (effective on or about August 22, 2025)

Invesco International Growth Focus ETF

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the equity securities (as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent such securities) of growth companies that are domiciled or have their primary operations outside of the United States. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in common and/or preferred stocks of issuers in at least three different countries outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles), as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions, such as Asia or Europe.

The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges, including small-and mid-cap securities. The Fund may also invest in securities convertible into common stock and other securities having equity features.

Invesco International Value Fund (effective on or about August 22, 2025)

The Fund seeks to achieve its investment objective by investing in equity securities of companies throughout the world, including the United States, that the portfolio managers consider to be undervalued. The Fund may invest up to 100% of its assets in securities of foreign issuers. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Index minus 10%. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia.

4.	The sections of the Fund’s Summary and Statutory Prospectuses that discuss the Fund’s risks are updated to include risks associated with investing in exchange-traded funds.

5.	The following information replaces the second bullet following the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:

•	Invesco EQV Emerging Markets All Cap Fund invests mainly in common and preferred stocks of issuers in emerging markets countries.

6.	The descriptions of Invesco Developing Markets Fund and Invesco EQV Emerging Markets All Cap Fund in the “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” and “– More Information About the Underlying Funds” sections in the Statutory Prospectus are revised to remove information related to each Fund's respective investment in issuers that have above-average earnings growth or potential for revenue or earnings growth.

7.	The following information replaces the fifth to last paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – More Information About the Underlying Funds” in the Statutory Prospectus:

Invesco EQV International Equity Fund has the following as part of its investment strategy.

In addition, effective on or about August 22, 2025, Invesco Oppenheimer International Growth Fund, Invesco EQV International Small Company Fund and Invesco EQV Emerging Markets All Cap Fund, each an Underlying Fund in which the Fund may invest, are undergoing name and/or 80% investment policy changes, as further described below. Accordingly, effective on or about August 22, 2025, the Fund’s Summary and Statutory Prospectuses are revised to reflect the following:

1.	All references to “Invesco Oppenheimer International Growth Fund,” “Invesco EQV International Small Company Fund” and “Invesco EQV Emerging Markets All Cap Fund” are replaced with “Invesco International Growth Fund,” “Invesco International Small Company Fund” and “Invesco Emerging Markets ex-China Fund,” respectively.

2.	The following information replaces the first sentence in the description of Invesco EQV Emerging Markets All Cap Fund in the “Investment Objective(s), Strategies, Risks and Portfolio Holdings – More Information About the Underlying Funds” section of the Statutory Prospectus, and information in this section regarding the Invesco EQV Emerging Markets All Cap Fund’s investments in China is removed:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, excluding China, and in derivatives and other instruments that have economic characteristics similar to such securities.

O-IDIV-SUMSTAT-SUP 062325